DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 12: DISCONTINUED OPERATIONS

The Company has classified the operating results and associated assets and liabilities from its Jump line of products, which ceased generating material revenue during the first quarter of fiscal year 2017, as discontinued operations in the unaudited consolidated financial statements for the three and six months ended December 31, 2021 and 2020.

The assets and liabilities associated with discontinued operations included in our consolidated balance sheets at December 31, 2021 and June 30, 2021 were only accounts payable with a balance of $82,795 for both periods.

For the three and six months ended December 31, 2021 and 2020, there were no revenue or expenses associated with discontinued operations included in our unaudited consolidated statements of operations.

NOTE 16: DISCONTINUED OPERATIONS

The Company has classified the operating results and associated assets and liabilities from its Jump line of products, which ceased generating material revenue during the first quarter of fiscal year 2017, as discontinued operations in the consolidated financial statements for the fiscal years ended June 30, 2021 and 2020.

The assets and liabilities associated with discontinued operations included in our consolidated balance sheets at June 30, 2021 and 2020 were only accounts payable with a balance of $82,795 and $82,795, respectively.

For the years ended June 30, 2021 and 2020, there were no revenue or expenses associated with discontinued operations included in our consolidated statements of operations.